General	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
General

1.       General:

Atlas Corp. (“Atlas” or the “Company”) is a Republic of the Marshall Islands corporation incorporated on October 1, 2019 solely for the purpose of facilitating the holding company reorganization described below. Atlas was a direct, wholly owned subsidiary of Seaspan Corporation (“Seaspan”) for the period from the date of incorporation on October 1, 2019 to December 31, 2019.

On November 20, 2019, Atlas entered into an Agreement and Plan of Merger with Seaspan Corporation (“Seaspan”), and Seaspan Holdco V Ltd. (“Merger Sub”), a wholly owned subsidiary of Atlas, in order to implement a reorganization of Seaspan’s corporate structure into a holding company structure, pursuant to which Seaspan will become a direct, wholly owned subsidiary of Atlas (the “Reorganization”).

The Reorganization was completed subsequent to December 31, 2019 (note 4(a)).

Seaspan [Member]
Summary Of Significant Accounting Policies [Line Items]
General

1.       General:

Seaspan Corporation (“Seaspan” or the “Company”) was incorporated on May 3, 2005 in the Marshall Islands and owns and operates containerships pursuant to primarily long-term, fixed-rate time charters to major container liner companies.

On November 20, 2019, Seaspan entered into an Agreement and Plan of Merger with Atlas Corp., a wholly owned subsidiary of Seaspan (“Atlas”), and Seaspan Holdco V Ltd., a wholly owned subsidiary of Atlas, in order to implement a reorganization of Seaspan’s corporate structure into a holding company structure, pursuant to which Seaspan will become a direct, wholly owned subsidiary of Atlas (the “Reorganization”).  The Reorganization was completed subsequent to December 31, 2019 (note 21).